United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/15

Date of Reporting Period: Quarter ended 04/30/15

Item 1. Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
April 30, 2015 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—10.0%
	Federal Home Loan Mortgage Corporation ARM—3.5%
$448,864	2.021%, 7/1/2030	$461,528
203,910	2.100%, 5/1/2033	216,888
6,885,857	2.152%, 5/1/2037	7,285,864
700,638	2.160%, 3/1/2033	740,667
1,239,064	2.237%, 8/1/2036	1,319,935
430,701	2.252%, 1/1/2027	445,258
2,783,015	2.273%, 2/1/2036	2,983,478
90,633	2.334%, 7/1/2033	97,162
5,011,226	2.377%, 4/1/2034	5,372,189
296,250	2.397%, 5/1/2037	317,590
6,400,647	2.421%, 5/1/2038	6,861,692
3,079,650	2.439%, 8/1/2037	3,301,480
544,748	2.452%, 9/1/2025	570,595
1,957,047	2.458%, 9/1/2036	2,098,015
	TOTAL	32,072,341
	Federal National Mortgage Association ARM—6.5%
584,925	1.280%, 9/1/2027	599,662
327,087	1.530%, 8/1/2040	336,098
539,901	1.530%, 5/1/2040	553,766
143,821	1.530%, 5/1/2040	147,534
273,212	1.850%, 7/1/2033	284,276
10,909,373	2.050%, 2/1/2039	11,475,438
2,380,870	2.060%, 6/1/2038	2,507,818
545,657	2.160%, 2/1/2037	576,738
1,093,100	2.164%, 4/1/2024	1,134,207
2,832,284	2.180%, 1/1/2035	2,990,595
2,560,671	2.216%, 6/1/2036	2,745,119
1,771,661	2.220%, 6/1/2036	1,894,364
17,443	2.250%, 6/1/2028	18,485
5,128,726	2.256%, 1/1/2035	5,498,154
49,906	2.270%, 8/1/2032	53,010
356,013	2.320%, 3/1/2033	380,352
17,435	2.340%, 2/1/2033	18,691
17,617,911	2.379%, 12/1/2035	18,886,946
2,454,830	2.405%, 8/1/2034	2,619,662
3,359,817	2.405%, 9/1/2037	3,601,828
352,466	2.410%, 5/1/2036	376,944
27,547	2.415%, 12/1/2032	29,416
1,795,510	2.415%, 9/1/2035	1,921,244
1,730,435	2.544%, 4/1/2033	1,821,510
	TOTAL	60,471,857
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $90,303,062)	92,544,198
	COLLATERALIZED MORTGAGE OBLIGATIONS—52.6%
	Federal Home Loan Mortgage Corporation REMIC—8.1%
70,769	Series 1146 E, 1.232%, 9/15/2021	71,758

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$940,189	Series 1534 J, 1.082%, 6/15/2023	$953,533
858,321	Series 1632 FB, 1.382%, 11/15/2023	875,210
400,507	Series 2111 MA, 0.682%, 1/15/2029	403,748
409,214	Series 2111 MB, 0.682%, 1/15/2029	412,525
417,921	Series 2111 MC, 0.682%, 1/15/2029	421,302
251,220	Series 2286 FA, 0.582%, 2/15/2031	252,631
396,302	Series 2292 KF, 0.431%, 7/25/2022	395,674
614,629	Series 2296 FC, 0.682%, 6/15/2029	621,560
891,049	Series 2326 FJ, 1.132%, 6/15/2031	909,076
1,247,314	Series 2344 FP, 1.132%, 8/15/2031	1,273,455
634,982	Series 2367 FG, 0.802%, 6/15/2031	644,778
255,213	Series 2380 FI, 0.782%, 6/15/2031	258,957
1,553,599	Series 2380 FL, 0.782%, 11/15/2031	1,576,600
823,349	Series 2386 FE, 0.882%, 6/15/2031	837,658
334,729	Series 2389 FI, 0.932%, 6/15/2031	341,038
67,369	Series 2395 FT, 0.632%, 12/15/2031	67,860
189,918	Series 2396 FL, 0.782%, 12/15/2031	192,632
1,138,431	Series 2412 OF, 1.132%, 12/15/2031	1,160,882
1,020,680	Series 2418 FO, 1.082%, 2/15/2032	1,038,875
597,366	Series 242 F29, 0.432%, 11/15/2036	597,132
459,214	Series 244 F22, 0.532%, 12/15/2036	460,620
1,081,949	Series 244 F30, 0.482%, 12/15/2036	1,083,139
350,525	Series 2451 FC, 1.182%, 5/15/2031	358,477
27,908	Series 2452 FG, 0.732%, 3/15/2032	28,217
469,860	Series 2460 FE, 1.182%, 6/15/2032	480,307
229,189	Series 2470 FI, 0.582%, 10/15/2026	230,554
355,375	Series 2470 FW, 1.182%, 5/15/2031	363,163
340,253	Series 2470 FX, 1.182%, 5/15/2031	347,709
471,971	Series 2470 GF, 1.182%, 6/15/2032	482,465
232,499	Series 2471 FS, 0.682%, 2/15/2032	235,013
1,082,659	Series 2475 FL, 1.182%, 2/15/2032	1,107,285
721,772	Series 2476 FC, 1.182%, 2/15/2032	738,189
426,674	Series 2477 FD, 0.582%, 7/15/2032	429,038
746,834	Series 2479 FA, 0.582%, 8/15/2032	751,317
261,025	Series 2481 FC, 1.182%, 5/15/2031	266,099
103,745	Series 2488 WF, 0.582%, 8/15/2017	103,973
547,563	Series 2493 F, 0.582%, 9/15/2029	550,733
699,760	Series 2495 F, 0.582%, 9/15/2032	703,686
488,417	Series 2498 HF, 1.182%, 6/15/2032	499,276
263,955	Series 2504 FP, 0.682%, 3/15/2032	266,782
891,991	Series 2526 FC, 0.582%, 11/15/2032	896,970
861,165	Series 2530 FK, 0.582%, 6/15/2029	867,759
1,312,487	Series 2551 FD, 0.582%, 1/15/2033	1,321,589
364,164	Series 2571 FB, 0.532%, 2/15/2018	365,043
1,026,164	Series 2571 FK, 0.682%, 9/15/2023	1,034,045
275,676	Series 2610 FD, 0.682%, 12/15/2032	278,295
4,119,715	Series 2631 FC, 0.582%, 6/15/2033	4,149,532
968,696	Series 2671 F, 0.632%, 9/15/2033	976,794
1,378,608	Series 2684 FV, 1.082%, 10/15/2033	1,404,905
7,177,259	Series 2711 FD, 0.682%, 4/15/2018	7,204,053

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$4,238,399	Series 2750 FG, 0.582%, 2/15/2034	$4,275,554
7,980,054	Series 2750 FH, 0.682%, 2/15/2034	8,085,350
938,518	Series 2758 FH, 0.532%, 3/15/2019	941,753
814,348	Series 2763 FB, 0.532%, 4/15/2032	817,847
933,015	Series 2796 FD, 0.532%, 7/15/2026	936,863
2,525,506	Series 2812 LF, 0.582%, 6/15/2034	2,540,759
1,486,816	Series 2861 AF, 0.482%, 9/15/2034	1,489,968
1,863,085	Series 3036 NF, 0.482%, 8/15/2035	1,866,826
394,949	Series 3085 FW, 0.882%, 8/15/2035	401,152
2,023,104	Series 3085 VF, 0.502%, 12/15/2035	2,030,239
2,113,806	Series 3184 JF, 0.582%, 7/15/2036	2,126,126
1,824,852	Series 3191 FE, 0.582%, 7/15/2036	1,832,736
235,099	Series 3300 FA, 0.482%, 8/15/2035	235,556
235,933	Series 3325 NF, 0.482%, 8/15/2035	236,392
3,386,174	Series 3380 FP, 0.532%, 11/15/2036	3,394,763
2,447,375	Series 3542 NF, 0.932%, 7/15/2036	2,482,865
	TOTAL	74,986,660
	Federal National Mortgage Association REMIC—14.9%
526,360	Series 1993-165 FE, 1.331%, 9/25/2023	535,872
280,919	Series 1993-62 FA, 1.900%, 4/25/2023	289,436
331,858	Series 1998-22 FA, 0.581%, 4/18/2028	332,117
101,193	Series 2000-34 F, 0.631%, 10/25/2030	101,344
63,024	Series 2000-37 FA, 0.681%, 11/25/2030	63,225
11,735	Series 2001-32 F, 0.631%, 7/25/2016	11,745
278,953	Series 2001-34 FB, 0.481%, 12/18/2028	278,714
110,466	Series 2001-34 FL, 0.681%, 8/25/2031	111,466
1,036,391	Series 2001-46 F, 0.581%, 9/18/2031	1,042,582
417,196	Series 2001-53 FX, 0.531%, 10/25/2031	416,314
1,158,930	Series 2001-56 FG, 0.681%, 10/25/2031	1,169,611
254,575	Series 2001-61 FM, 0.431%, 10/18/2016	254,118
472,863	Series 2001-68 FD, 0.681%, 12/25/2031	478,103
767,845	Series 2002-17 JF, 1.181%, 4/25/2032	785,382
734,561	Series 2002-34 FC, 1.181%, 12/18/2031	751,201
450,907	Series 2002-37 F, 0.981%, 11/25/2031	457,702
23,282	Series 2002-39 FB, 0.731%, 3/18/2032	23,536
354,400	Series 2002-4 FJ, 0.631%, 2/25/2032	356,937
268,066	Series 2002-41 F, 0.731%, 7/25/2032	271,579
2,326,252	Series 2002-47 NF, 1.181%, 4/25/2032	2,378,164
310,928	Series 2002-52 FD, 0.681%, 9/25/2032	313,679
498,401	Series 2002-53 FG, 1.281%, 7/25/2032	511,391
1,736,222	Series 2002-58 FD, 0.781%, 8/25/2032	1,760,589
551,299	Series 2002-64 FJ, 1.181%, 4/25/2032	563,890
427,143	Series 2002-74 FV, 0.631%, 11/25/2032	430,213
341,560	Series 2002-75 FD, 1.181%, 11/18/2032	349,246
1,329,001	Series 2002-77 FH, 0.581%, 12/18/2032	1,339,264
564,485	Series 2002-8 FA, 0.931%, 3/18/2032	575,305
223,119	Series 2002-82 FB, 0.681%, 12/25/2032	225,450
872,115	Series 2002-82 FC, 1.181%, 9/25/2032	891,630
413,078	Series 2002-82 FG, 0.631%, 12/25/2032	416,023
1,587,002	Series 2002-89 F, 0.481%, 1/25/2033	1,589,142

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$583,985	Series 2002-9 FH, 0.681%, 3/25/2032	$589,233
348,844	Series 2002-90 FH, 0.681%, 9/25/2032	352,494
3,576,985	Series 2002-93 FJ, 0.731%, 1/25/2033	3,620,819
672,689	Series 2003-102 FT, 0.581%, 10/25/2033	675,834
2,014,166	Series 2003-107 FD, 0.681%, 11/25/2033	2,034,039
4,868,285	Series 2003-116 HF, 0.731%, 11/25/2033	4,925,965
1,551,074	Series 2003-117 KF, 0.581%, 8/25/2033	1,556,107
1,498,983	Series 2003-121 FD, 0.581%, 12/25/2033	1,508,795
433,697	Series 2003-14 FT, 0.681%, 3/25/2033	438,193
835,789	Series 2003-19 FY, 0.581%, 3/25/2033	841,401
382,497	Series 2003-2 FA, 0.681%, 2/25/2033	386,492
685,733	Series 2003-21 TF, 0.631%, 3/25/2033	690,957
872,225	Series 2003-35 FY, 0.581%, 5/25/2018	874,857
1,389,912	Series 2003-66 FA, 0.531%, 7/25/2033	1,394,703
1,263,215	Series 2003-79 FC, 0.631%, 8/25/2033	1,274,144
2,265,697	Series 2004-17 FT, 0.581%, 4/25/2034	2,280,683
2,772,848	Series 2004-2 FW, 0.581%, 2/25/2034	2,788,678
2,107,675	Series 2004-49 FN, 0.581%, 7/25/2034	2,119,533
4,453,600	Series 2004-49 FQ, 0.631%, 7/25/2034	4,487,344
3,933,021	Series 2004-51 FY, 0.561%, 7/25/2034	3,956,509
1,435,296	Series 2004-53 FC, 0.631%, 7/25/2034	1,447,645
1,114,412	Series 2004-64 FW, 0.631%, 8/25/2034	1,126,379
1,934,029	Series 2005-104 FA, 0.581%, 12/25/2035	1,945,107
1,968,141	Series 2006-60 FD, 0.611%, 4/25/2035	1,979,534
9,355,804	Series 2006-75 FP, 0.481%, 8/25/2036	9,370,640
1,615,674	Series 2006-79 DF, 0.531%, 8/25/2036	1,622,569
2,533,712	Series 2006-81 FA, 0.531%, 9/25/2036	2,544,803
4,561,322	Series 2006-90 FE, 0.631%, 9/25/2036	4,602,119
2,862,376	Series 2006-98 FB, 0.491%, 10/25/2036	2,868,482
7,712,731	Series 2006-W1 2AF1, 0.401%, 2/25/2046	7,655,632
2,894,040	Series 2008-52 FD, 0.531%, 6/25/2036	2,902,244
43,289,667	Series 2012-116 FA, 0.481%, 10/25/2042	43,236,755
	TOTAL	137,173,659
	Government National Mortgage Association REMIC—28.3%
198,278	Series 1999-40 FE, 0.733%, 11/16/2029	198,562
326,625	Series 1999-43 FA, 0.633%, 11/16/2029	327,384
202,907	Series 2001-21 FB, 0.583%, 1/16/2027	203,502
244,167	Series 2001-22 FG, 0.533%, 5/16/2031	245,235
2,853,050	Series 2002-17 FK, 0.731%, 3/20/2032	2,891,702
664,934	Series 2004-59 FV, 0.431%, 10/20/2033	665,422
3,104,527	Series 2009-96 GF, 0.633%, 1/16/2038	3,122,698
18,901,301	Series 2011-H07 FA, 0.673%, 2/20/2061	18,938,877
28,907,222	Series 2012-H15 FB, 0.673%, 6/20/2062	28,916,125
8,684,498	Series 2012-H18 FA, 0.723%, 8/20/2062	8,715,041
8,395,570	Series 2012-H18 SA, 0.753%, 8/20/2062	8,442,610
16,005,608	Series 2012-H24 FC, 0.573%, 10/20/2062	15,937,968
31,298,518	Series 2012-H25 BF, 0.553%, 9/20/2062	31,217,361
26,177,418	Series 2012-H29 BF, 0.513%, 11/20/2062	26,065,745
22,939,236	Series 2012-H29 CF, 0.513%, 2/20/2062	22,835,803
4,256,858	Series 2012-H30 SA, 0.543%, 12/20/2062	4,230,346

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Government National Mortgage Association REMIC—continued
$19,500,904	Series 2012-H31 FA, 0.523%, 11/20/2062	$19,430,331
33,082,662	Series 2015-H02 FA, 0.831%, 1/20/2065	33,379,612
34,392,018	Series 2015-H06 FB, 0.823%, 2/20/2065	34,442,196
	TOTAL	260,206,520
	Fannie Mae—1.3%
1,194,804	Fannie Mae BA 4035 BA 4035 FB, 0.681%, 8/25/2039	1,201,729
3,173,968	Fannie Mae FA, 0.681%, 9/25/2038	3,190,751
7,564,399	Fannie Mae GS 3381 GS 3381 FC, 0.781%, 2/25/2037	7,649,244
	TOTAL	12,041,724
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $485,173,183)	484,408,563
	GOVERNMENT AGENCIES—15.6%
	Federal Farm Credit Bank System Floating Rate Notes—7.5%[1]
15,000,000	0.170%, 4/17/2017	15,000,000
15,000,000	0.177%, 7/23/2015	14,999,955
15,000,000	0.198%, 5/04/2016	15,000,000
2,150,000	0.205%, 3/13/2017	2,150,202
5,400,000	0.210%, 10/11/2016	5,397,624
1,700,000	0.222%, 3/24/2017	1,700,000
15,000,000	0.273%, 12/06/2016	15,008,505
	TOTAL	69,256,286
	Federal Farm Credit System—1.1%
10,000,000	0.250% 8/19/2015	10,001,273
	Federal Home Loan Bank Notes—3.2%
4,000,000	0.200% 8/25/2015	3,996,300
10,000,000	0.210% 1/22/2016	9,994,539
5,000,000	0.330% 1/08/2016	5,000,960
10,000,000	0.350% 3/07/2016	10,001,235
	TOTAL	28,993,034
	Federal Home Loan Bank System Floating Rate Notes—1.7%[1]
15,000,000	0.168%, 10/16/2015	15,000,360
	Federal Home Loan Mortgage Corp. Discount Notes—1.6%[2]
15,000,000	0.125%, 5/27/2015	14,999,966
	Federal Home Loan Mortgage Corporation Floating Rate Notes—0.5%[1]
5,000,000	0.185%, 1/12/2017	4,999,565
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $143,271,070)	143,250,484
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
58,049	7.500%, 30 Year, 1/1/2032	69,504
258,363	7.500%, 30 Year, 8/1/2032	311,078
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $336,682)	380,582
	REPURCHASE AGREEMENTS—21.8%
20,378,000	Interest in $1,080,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,080,003,600 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2043 and the market value of those underlying securities was $1,101,603,672.	20,378,000

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$180,000,000	Interest in $500,000,000 joint repurchase agreement 0.12%, dated 4/30/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,001,667 on 5/1/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2045 and the market value of those underlying securities was $510,735,751.	$180,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	200,378,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $919,461,997)[3]	920,961,827
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	(72,911)
	TOTAL NET ASSETS—100%	$920,888,916
1	Represents the current interest rate for the floating rate security.
2	Discount rate at time of purchase.
3	At April 30, 2015, the cost of investments for federal tax purposes was $919,461,997. The net unrealized appreciation of investments for federal tax purposes was $1,499,830. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,720,331 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,220,501.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2015